Annual Total Returns[BarChart] - INTERNATIONAL EQUITY FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.01%)	17.05%	18.23%	(6.00%)	(2.16%)	2.62%	29.50%	(15.06%)	23.10%	7.52%